Capital (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Change in Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2021	486,092,864	3,703	110	1,683	5,496
Shares issued under DRIP	263,730	27	-	-	27
Stock compensation plans (1)	1,575,342	168	-	(149)	19
Repurchases of common shares (2)	(11,872,826)	(144)	-	-	(144)
Balance, December 31, 2022	476,059,110	3,754	110	1,534	5,398
Return of capital	(15,781,853)	(2,107)	-	60	(2,047)
Shares issued under DRIP	162,457	21	-	-	21
Stock compensation plans (1)	1,147,749	142	-	(90)	52
Repurchases of common shares (2)	(8,624,631)	(19)	-	-	(19)
Balance, December 31, 2023	452,962,832	1,791	110	1,504	3,405
(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(2) Stated capital was reduced by $11 million and $50
million as of December 31, 2023 and 2022, respectively, related to the Company’s pre-defined share repurchase plan. See share repurchases below.

Summary of dividend declared and paid	Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2023	2022
Dividends declared per common share	$1.96	$1.78
Dividends declared	908	861
Dividends reinvested	(21)	(27)
Dividends paid	887	834

Details of NCIB Share Repurchases
Details of share repurchases were as follows:

	Year ended December 31,

	2023	2022
Share repurchases (millions of U.S. dollars)	1,079	1,282
Shares repurchased (number in millions)	8.6	11.9
Share repurchases - average price per share in U.S. dollars	$125.07	$107.99